Stock-based compensation - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to nonvested awards	$ 238
Unrecognized compensation cost expected to be recognized for nonvested award over a weighted-average period (in years)	2 years 3 months 18 days
Stock option exercisable period - minimum	1 year
Stock option exercisable period - maximum	10 years
Granted (shares)	0	0	0
Total intrinsic value of options exercised	$ 21	$ 63	$ 61
Proceeds from the exercise of stock options	46	65	80
Excess tax benefit realized for tax deductions from options exercised	2	10	10
Restricted Stock and Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation cost	188	222	270
Tax benefit recognized from awards	$ 45	$ 53	$ 65
Restricted Stock and Restricted Stock Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, vesting period	0 years
Restricted Stock and Restricted Stock Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, vesting period	4 years
Performance Units | Executive Committee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, vesting period	3 years
Shares granted (shares)	402,486	576,855	362,798
Restricted Stock, RSUs and PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of stock-based compensation that vested during the period	$ 263	$ 278	$ 289
Tax benefit from awards vested during period	$ (4)	11	26
Subsidiary Long Term Incentive Plans | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, required service period	3 years
Subsidiary Long Term Incentive Plans | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, required service period	5 years
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation cost	$ 1	1	1
Tax benefit recognized from awards	$ 1	1	1
Long-Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, authorized shares (shares)	30,425,882
Long-Term Incentive Plan, Portion for the Vesting of Retirement Eligible Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation cost	$ 43	$ 84	$ 93